Common Shares - Additional Information (Detail) $ in Thousands				12 Months Ended
	Jun. 30, 2015 CAD shares	Mar. 06, 2015 USD ($) shares	Mar. 06, 2015 CAD shares	Jun. 30, 2015 USD ($) shares	Jun. 30, 2015 CAD shares	Jun. 30, 2014 USD ($) shares	Oct. 24, 2014 CAD shares
Class of Stock [Line Items]
Preferred shares issued	0			0	0
Preferred shares outstanding	0			0	0
Shares issued during period for Dividend Reinvestment Plan				1,485,040	1,485,040	1,458,258
Shares issued during period for Dividend payment | $				$ 8,500		$ 8,900
Dividend Reinvestment Plan description				The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.	The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.
Dividend Reinvestment Plan, discount percentage				3.00%	3.00%	3.00%
Common stock issued, shares		11,983,000	11,983,000
Common stock issuance | $				$ 75,200		$ 8,864
Common shares repurchased, shares				161,415	161,415	0
Common shares repurchased | $				$ 800
Gross Proceeds from issuance of Common stock		$ 69,100	CAD 86,300,000
Offering of common shares, net of expenses		66,700	CAD 83,200,000	$ 65,743
Common shares issued	96,141,516			96,141,516	96,141,516	82,816,549
Common shares outstanding	96,141,516			96,141,516	96,141,516	82,816,549
Maximum
Class of Stock [Line Items]
Amount of shares authorized to be repurchased | CAD							CAD 5,000,000
No of shares authorized to be repurchased							4,158,553
6.75% Convertible Debentures
Class of Stock [Line Items]
Common stock issued, shares				18,342	18,342
Common stock issuance | $				$ 100
Convertible debenture converted	CAD 49,900,000	$ 40,100		$ 40,100	CAD 100,000